Provisions - Key assumptions used in the provision calculation and a sensitivity analysis illustrating the impact on the provision, if assumptions prove too high or too low (Details)
claims in Thousands, £ in Millions
Dec. 31, 2019 GBP (£) claims
Claims received [member]
Validity Assumptions
Current assumption valid, percentage	25.00%
Sensitivity volume valid rate | claims	5
Sensitivity amount valid rate | £	£ 14
Claims received [member] | Min [member]
Validity Assumptions
Historically observed valid, percentage	20.00%
Claims received [member] | Max [member]
Validity Assumptions
Historically observed valid, percentage	40.00%
Information requests received [member]
Validity Assumptions
Current assumption valid, percentage	7.00%
Sensitivity volume valid rate | claims	32
Sensitivity amount valid rate | £	£ 76
Information requests received [member] | Min [member]
Validity Assumptions
Historically observed valid, percentage	5.00%
Information requests received [member] | Max [member]
Validity Assumptions
Historically observed valid, percentage	11.00%